Lease liabilities	12 Months Ended
Aug. 31, 2025
Lease Liabilities
Lease liabilities

11.	Lease liabilities

Lease liabilities are measured at the discounted value of future lease payments using the lease-specific incremental borrowing rate. Lease payments are apportioned between interest expense and the reduction of the liability. Interest expense is based on the lease-specific incremental borrowing rate at the commencement date of the lease. The incremental borrowing rate differs between each category of asset, location of asset and the duration of the lease. The Company’s lease liabilities primarily comprise of leases for 16 pieces of equipment for use in Buckreef’s mining operations.

The carrying amounts of lease liabilities and movements during the year were:

Amount
As at August 31, 2023	$101
Additions	1,311
Accretion of lease liabilities (Notes 21 and 26)	3
Lease payments	(72)
As at August 31, 2024	$1,343
Additions	2,344
Accretion of lease liabilities (Notes 21 and 26)	351
Lease payments	(1,229)
Foreign exchange gain	(2)
As at August 31, 2025	$2,807

	August 31, 2025	August 31, 2024
Current portion of lease liabilities	$1,201	$401
Lease liabilities	1,606	942
Balance at end of year	$2,807	$1,343

The following amounts are recognized in the statement of income and comprehensive income:

	For the year ended August 31,
	2025	2024
Depreciation expense for right-of-use assets (Note 8)	$858	$56
Accretion of lease liabilities (Notes 21 and 26)	351	3
Total amount	$1,209	$59

As at August 31, 2025, the Company’s had the following lease commitments:

Amount
Not later than one month	$139
Later than one month and not later than three months	246
Later than three months and not later than one year	1,110
Later than one year and not later than five years	1,694
Total undiscounted lease commitments	$3,189

As at August 31, 2025, the carrying value of right-of-use assets amounted to $4.2 million (2024 - $1.7 million). Equipment under lease contracts are depreciated over their useful lives as the purchase price at the end of the lease term is immaterial.